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02.28 VIP Emerging Markets Portfolio Initial, Service, Service 2 PRO-08 | Emerging Markets Portfolio
Fund Summary Fund/Class:<br/>VIP Emerging Markets Portfolio/Initial Class, Service Class, Service Class 2
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees
Shareholder Fees {- Emerging Markets Portfolio}	02.28 VIP Emerging Markets Portfolio Initial, Service, Service 2 PRO-08 Emerging Markets Portfolio USD ($)
(fees paid directly from your investment)

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Emerging Markets Portfolio} - 02.28 VIP Emerging Markets Portfolio Initial, Service, Service 2 PRO-08 - Emerging Markets Portfolio	VIP Emerging Markets Portfolio-Initial VIP	VIP Emerging Markets Portfolio-Service VIP	VIP Emerging Markets Portfolio-Service 2 VIP
Management fee	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) fees	none	0.10%	0.25%
Other expenses	0.17%	0.17%	0.17%
Total annual operating expenses	0.96%	1.06%	1.21%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Sell All Shares
Expense Example {- Emerging Markets Portfolio} - 02.28 VIP Emerging Markets Portfolio Initial, Service, Service 2 PRO-08 - Emerging Markets Portfolio - USD ($)	VIP Emerging Markets Portfolio-Initial VIP	VIP Emerging Markets Portfolio-Service VIP	VIP Emerging Markets Portfolio-Service 2 VIP
1 year	$ 98	$ 108	$ 123
3 years	306	337	384
5 years	531	585	665
10 years	$ 1,178	$ 1,294	$ 1,466

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 135% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different emerging market countries.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in China. Because the fund concentrates its investments in China, the fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	19.18%	September 30, 2010
Lowest Quarter Return	-24.09%	September 30, 2011

Average Annual Returns
For the periods ended December 31, 2019
Average Annual Total Returns{- Emerging Markets Portfolio} - 02.28 VIP Emerging Markets Portfolio Initial, Service, Service 2 PRO-08 - Emerging Markets Portfolio	Past 1 year	Past 5 years	Past 10 years
VIP Emerging Markets Portfolio-Initial VIP | Return Before Taxes	29.46%	7.78%	5.01%
VIP Emerging Markets Portfolio-Service VIP | Return Before Taxes	29.30%	7.65%	4.90%
VIP Emerging Markets Portfolio-Service 2 VIP | Return Before Taxes	29.19%	7.50%	4.74%
MSCI Emerging Markets Index(reflects no deduction for fees or expenses)	18.47%	5.65%	3.73%